SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Severance expenses		$ 304	$ 756
Cumulative effect adjustment to Retained Earnings	$ 257
Antidilutive shares		334,839	564,597
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life		13 years
Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life		15 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Contract term (in years)		1 year
Minimum [Member] | Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life		4 years 6 months
Minimum [Member] | Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life		4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Contract term (in years)		5 years
Maximum [Member] | Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life		13 years
Maximum [Member] | Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life		15 years
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life		3 years
Leased Products to Customers [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life		5 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life		5 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life		17 years
Capitalized software development costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life		4 years
Capitalized software development costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life		5 years